Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 780,005	¥ 617,321
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	166,988	177,143
Impairment of goodwill	106,479	241,356
Provision for credit losses	209,806	102,121
Investment securities gains—net	(683,661)	(11,654)
Foreign exchange (gains) losses—net	(21,699)	296,321
Equity in earnings of equity method investees—net	(140,420)	(165,487)
Provision for deferred income tax expense	198,187	117,448
Increase in trading account assets, excluding foreign exchange contracts	(7,144)	(3,826,916)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	(112,089)	2,235,832
Net decrease (increase) in collateral for derivative transactions	261,245	(16,491)
Increase in cash collateral for the use of Bank of Japan's settlement infrastructure	(31,041)	(54,018)
Other—net	372,004	(382,098)
Net cash provided by (used in) operating activities	1,098,660	(669,122)
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale debt securities (including proceeds from sales of debt securities under the fair value option)	43,946,970	41,728,624
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)	(53,776,659)	(39,378,784)
Proceeds from maturities of Held-to-maturity debt securities	184,335	326,466
Purchases of Held-to-maturity debt securities	0	(192,438)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	748,314	1,442,025
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(654,810)	(1,627,850)
Acquisition of Bank Danamon, a subsidiary of BK, net of cash acquired	0	(243,597)
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB, net of cash acquired	0	(249,354)
Net decrease in loans	431,010	789,756
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	9,730,114	(5,542,176)
Capital expenditures for premises and equipment	(51,085)	(47,119)
Purchases of intangible assets	(122,369)	(157,965)
Proceeds from sales of consolidated VIEs and subsidiaries—net	(7,802)	29,057
Other—net	31,213	91,756
Net cash provided by (used in) investing activities	459,231	(3,031,599)
Cash flows from financing activities:
Net increase in deposits	14,781,816	17,803
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(4,592,482)	1,958,302
Net increase (decrease) in due to trust account and other short-term borrowings	(4,003,713)	1,060,876
Proceeds from issuance of long-term debt	14,924,032	2,194,947
Repayments of long-term debt	(6,713,103)	(2,425,134)
Proceeds from sales of treasury stock	905	1,061
Dividends paid	(160,475)	(142,143)
Payments for acquisition of treasury stock	(6)	(21)
Other—net	(266,385)	205,134
Net cash provided by financing activities	13,970,589	2,870,825
Effect of exchange rate changes on cash and cash equivalents	(162,497)	(410,876)
Net increase (decrease) in cash and cash equivalents	15,365,983	(1,240,772)
Cash and cash equivalents at beginning of period	78,555,591	74,577,068
Cash and cash equivalents: Cash, due from banks and interest-earning deposits in other banks	93,918,086	73,328,173
Cash and cash equivalents: Restricted cash included in other assets	3,488	8,123
Cash and cash equivalents at end of period	93,921,574	73,336,296
Cash paid during the period for:
Interest	518,169	893,453
Income taxes, net of refunds	2,749	(17,473)
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	1,380	9,981
Assets acquired under operating lease arrangements	18,170	19,490
Acquisition of Bank Danamon, a subsidiary of BK (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	0	1,811,160
Fair value of liabilities assumed	0	1,242,115
Fair value of noncontrolling interests	0	51,314
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	0	336,030
Fair value of liabilities assumed	¥ 0	¥ 71,716